Schedule 1 - Registrant's Condensed Financial Statements (Details 4) (PIK Notes, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 01, 2012	Dec. 31, 2012
Registrant's Condensed Financial Statements
Face amount of debt	$ 450
Cash interest (as a percent)	9.25%
PIK interest (as a percent)	10.00%
Premium on redemption price of debt instrument as a percentage of principal amount		1.00%
Repurchase price of debt instrument as a percentage of principal amount in the event of a change of control		101.00%
Minimum
Registrant's Condensed Financial Statements
Net proceeds from underwritten public equity offering		25.0
Maximum | Treasury Rate
Registrant's Condensed Financial Statements
Variable interest rate basis		Treasury Rate
Interest rate margin (as a percent)		0.50%
2013
Registrant's Condensed Financial Statements
Redemption price (as a percent)		102.00%
2014
Registrant's Condensed Financial Statements
Redemption price (as a percent)		104.00%
2015
Registrant's Condensed Financial Statements
Redemption price (as a percent)		102.00%
2016 and thereafter
Registrant's Condensed Financial Statements
Redemption price (as a percent)		100.00%
Prior to October 1, 2013
Registrant's Condensed Financial Statements
Redemption price of debt instrument as a percentage of principal amount plus the Applicable Premium		100.00%
Parent Company
Registrant's Condensed Financial Statements
Face amount of debt	450
Cash interest (as a percent)	9.25%
PIK interest (as a percent)	10.00%
Premium on redemption price of debt instrument as a percentage of principal amount		1.00%
Repurchase price of debt instrument as a percentage of principal amount in the event of a change of control		101.00%
Parent Company | Minimum
Registrant's Condensed Financial Statements
Net proceeds from underwritten public equity offering		$ 25.0
Parent Company | Maximum | Treasury Rate
Registrant's Condensed Financial Statements
Variable interest rate basis		Treasury Rate
Interest rate margin (as a percent)		0.50%
Parent Company | 2013
Registrant's Condensed Financial Statements
Redemption price (as a percent)		102.00%
Parent Company | 2014
Registrant's Condensed Financial Statements
Redemption price (as a percent)		104.00%
Parent Company | 2015
Registrant's Condensed Financial Statements
Redemption price (as a percent)		102.00%
Parent Company | 2016 and thereafter
Registrant's Condensed Financial Statements
Redemption price (as a percent)		100.00%
Parent Company | Prior to October 1, 2013
Registrant's Condensed Financial Statements
Redemption price of debt instrument as a percentage of principal amount plus the Applicable Premium		100.00%